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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

RECEIVED
2009 DEC -7 AM 2:55
SEC / TM

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

S&P Latin America 40 Index

10045599

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

LHB

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Mexico City, Santiago, Sao Paulo

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir C. Bhattacharyya

Title:

Vice President - Legal

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

December 4, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC - 7 2009

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President, Legal

RECEIVED
2009 DEC -7 PM 2:50
SEC / TM

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

Via Overnight Mail

December 4, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Global X China / Bank of America MITTS / Aktiebolaget Svensk Exportkredit (Publ) (Swedish Export Credit Corporation) (SEK) / Direxion

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Global X China Consumer ETF linked to the S-BOX China Consumer Index (Ticker Symbol: CHIQ)
- Global X China Industrials ETF linked to the S-BOX China Industrials Index (Ticker Symbol: CHII)
- Bank of America Market Index Target Term Securities linked to the Dow Jones Industrial Average Index due December 2, 2014 (Ticker Symbol: MMF)
- SEK Accelerated return Notes linked to the Energy Select Sector Index due January 28, 2011 (Ticker Symbol: ANI)
- Direxion Daily China Bull 3X Shares linked to the BNY China Select ADR Index (Ticker Symbol: CZM)
- Direxion Daily China Bear 3X Shares linked to the BNY China Select ADR Index (Ticker Symbol: CZI)
- Direxion Daily Latin America Bull 3X Shares linked to the S&P Latin America 40 Index (Ticker Symbol: LBJ)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC - 7 2009

- Direxion Daily Latin America Bear 3X Shares linked to the S&P Latin America 40 Index (Ticker Symbol: LHB)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)